Item 1. Report to Shareholders

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
June 30, 2003

Certified
Financials

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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights              For a share outstanding throughout each period

              6 Months        Year                                     1/30/98
                 Ended       Ended                                     Through
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
NET ASSET
VALUE
Beginning
of period      $   8.91   $  11.44   $  13.02   $  14.77   $  12.19   $  10.00

Investment
activities
  Net investment
  income (loss)    0.05       0.11       0.11       0.12       0.12       0.11

  Net realized
  and unrealized
  gain (loss)      1.07      (2.53)     (1.57)     (1.64)      2.69       2.20

  Total from
  investment
  activities       1.12      (2.42)     (1.46)     (1.52)      2.81       2.31

Distributions
  Net investment
  income           --        (0.11)     (0.11)     (0.11)     (0.11)     (0.12)

  Net realized
  gain             --         --        (0.01)     (0.12)     (0.12)      --

  Total
  distributions    --        (0.11)     (0.12)     (0.23)     (0.23)     (0.12)

NET ASSET
VALUE

End of
period         $  10.03   $   8.91   $  11.44   $  13.02   $  14.77   $  12.19
               --------   --------   --------   --------   --------   --------


Ratios/Supplemental Data

Total return^     12.57%    (21.16)%   (11.20)%   (10.33)%    23.25%     23.19%

Ratio of
total expenses
to average
net assets         0.40%!      0.40%      0.40%      0.40%     0.40%      0.40%!

Ratio of
net investment
income (loss)
to average
net assets         1.24%!      1.13%      0.98%      0.85%     0.98%      1.33%!

Portfolio
turnover rate       1.4%!       5.6%       8.6%       7.6%      3.2%       1.9%!

Net assets,
end of period
(in thousands)  $234,903    $167,680   $197,775   $206,058  $199,427   $ 61,210


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                               Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks  96.7%

CONSUMER DISCRETIONARY  12.4%

Auto Components  0.3%

Johnson Controls                                     1,800      $           154

Delphi                                              12,314                  106

Lear *                                               1,300                   60

Gentex *                                             1,700                   52

Dana                                                 4,200                   49

Borg-Warner                                            700                   45

Cooper Tire                                          2,200                   39

Arvinmeritor                                         1,700                   34

Visteon                                              4,986                   34

Bandag (misc. symbol)                                  900                   34

Modine Manufacturing                                 1,700                   33

American Axle & Manufacturing Holdings *             1,300                   31

Goodyear Tire & Rubber (misc. symbol)                5,200                   27

Standard Motor Products, Class A                     1,500                   17

Rockford Corporation *                               2,300                   13

Tower Automotive *(misc. symbol)                     1,900                    7

                                                                            735

Automobiles  0.5%

Ford Motor                                          37,361                  411

GM (misc. symbol)                                   11,352                  409

Harley-Davidson                                      6,100                  243

Winnebago (misc. symbol)                               900                   34

                                                                          1,097

Distributors  0.1%

Genuine Parts                                        3,400                  109

Handleman *                                          1,700                   27

Noland (misc. symbol)                                  400                   14

                                                                            150

Hotels, Restaurants & Leisure  1.5%

McDonald's                                          25,200                  556

Carnival                                            12,200                  397

Starbucks *                                          8,200                  201

Marriott, Class A                                    4,800                  184

Yum! Brands *                                        6,200      $           183

International Game Technology *                      1,700                  174

Starwood Hotels & Resorts Worldwide, REIT            3,900                  112

Hilton                                               7,972                  102

Royal Caribbean Cruises                              4,200                   97

MGM Mirage *                                         2,800                   96

Harrah's Entertainment *                             2,200                   89

Wendys                                               2,800                   81

Darden Restaurants                                   3,900                   74

Brinker *                                            1,950                   70

Krispy Kreme *(misc. symbol)                         1,300                   54

GTECH *                                              1,300                   49

Mandalay Resort Group (misc. symbol)                 1,500                   48

Park Place Entertainment *                           5,000                   45

PF Chang's China Bistro *(misc. symbol)                900                   44

Cracker Barrel                                       1,100                   43

Cedar Fair L. P. (misc. symbol)                      1,500                   42

Station Casinos *                                    1,600                   40

Ruby Tuesday                                         1,600                   40

Outback Steakhouse                                   1,000                   39

Choice Hotels International *                        1,400                   38

Bob Evans Farms                                      1,300                   36

Cheesecake Factory *                                 1,000                   36

Applebee's                                           1,125                   35

Speedway Motorsports (misc. symbol)                  1,300                   35

Ryan's Family Steak Houses *                         2,300                   32

International Speedway, Class A                        800                   32

Jack In The Box *                                    1,400                   31

Gaylord Entertainment *                              1,400                   27

Argosy Gaming *                                      1,300                   27

Triarc Companies, Class A *(misc. symbol)              900                   27

Extended Stay America *                              2,000                   27

Landry's Seafood Restaurant                          1,100                   26

Papa John's International *(misc. symbol)              900                   25

WMS Industries *(misc. symbol)                       1,500                   23

Boca Resorts, Class A *(misc. symbol)                1,700                   22

Lone Star Steakhouse & Saloon                        1,000                   22

John Q. Hammons Hotels, Class A *                    3,500      $            21

Multimedia Games *(misc. symbol)                       800                   20

Prime Hospitality *                                  2,900                   20

CEC Entertainment *                                    500                   19

MTR Gaming Group *                                   2,300                   18

Vail Resorts *                                       1,200                   16

Six Flags *(misc. symbol)                            1,900                   13

                                                                          3,488

Household Durables  0.8%

Fortune Brands                                       2,900                  151

Newell Rubbermaid                                    5,276                  148

Centex                                               1,400                  109

Whirlpool                                            1,400                   89

Pulte                                                1,400                   86

Lennar, Class A (misc. symbol)                       1,200                   86

D. R. Horton                                         2,880                   81

KB Home                                              1,200                   74

NVR *                                                  180                   74

Mohawk Industries *                                  1,331                   74

Leggett & Platt                                      3,600                   74

Black & Decker                                       1,600                   70

Harman International                                   700                   55

Hovnanian Enterprises, Class A *
(misc. symbol)                                         900                   53

Stanley Works                                        1,900                   52

American Greetings, Class A *(misc. symbol)          2,500                   49

Maytag                                               1,700                   42

Toll Brothers *                                      1,400                   40

Furniture Brands International *                     1,500                   39

Clayton Homes                                        3,100                   39

Snap-On                                              1,300                   38

Ryland Group                                           500                   35

Meritage *(misc. symbol)                               700                   34

Tupperware                                           2,300                   33

Russ Berrie                                            900                   33

MDC Holdings (misc. symbol)                            640                   31

La-Z Boy (misc. symbol)                              1,300                   29

Ethan Allen Interiors (misc. symbol)                   800                   28

Kimball International, Class B                       1,800                   28

Blyth Industries                                     1,000      $            27

Skyline                                                800                   24

Stanley Furniture                                      800                   22

Helen of Troy Limited *                              1,400                   21

Fleetwood *(misc. symbol)                            2,600                   19

Knape & Vogt Manufacturing                           1,600                   17

                                                                          1,904

Internet & Catalog Retail  0.4%

e-Bay *                                              6,400                  667

Amazon.com *(misc. symbol)                           7,800                  284

J. Jill Group *(misc. symbol)                        1,300                   22

ValueVision International, Class A *                 1,600                   22

Insight Enterprises *(misc. symbol)                  1,750                   17

priceline.com *(misc. symbol)                          750                   17

                                                                          1,029

Leisure Equipment & Products  0.3%

Eastman Kodak                                        6,000                  164

Mattel                                               8,300                  157

Hasbro                                               3,800                   67

Brunswick                                            2,200                   55

K2 *                                                 3,034                   37

Polaris Industries (misc. symbol)                      600                   37

SCP Pool *(misc. symbol)                             1,025                   35

Arctic Cat (misc. symbol)                            1,200                   23

Oakley *                                             1,900                   23

Callaway Golf                                        1,600                   21

Action Performance (misc. symbol)                    1,000                   19

Nautilus Group (misc. symbol)                        1,375                   17

Boyds Collection *(misc. symbol)                     2,400                   11

                                                                            666

Media  4.6%

Viacom, Class B *                                   34,658                1,513

AOL Time Warner *                                   87,720                1,411

Comcast, Class A *                                  44,994                1,358

Disney                                              40,600                  802

Liberty Media, Class A *                            48,600                  562

Clear Channel Communications *                      12,301                  522

Gannett                                              5,200                  399

Cox Communications, Class A *                       11,800      $           376

Hughes Electronics *                                21,992                  282

Tribune                                              5,822                  281

Omnicom                                              3,700                  265

McGraw-Hill                                          3,600                  223

Fox Entertainment Group, Class A *                   7,300                  210

Echostar Communications, Class A *                   4,900                  170

Univision Communications, Class A *
(misc. symbol)                                       5,000                  152

New York Times, Class A                              3,300                  150

Scripps, Class A                                     1,500                  133

Washington Post, Class B                               170                  125

Knight-Ridder                                        1,800                  124

Interpublic Group                                    8,012                  107

Westwood One *                                       2,300                   78

Cablevision Systems, Class A *
(misc. symbol)                                       3,700                   77

Dow Jones                                            1,600                   69

Pixar *(misc. symbol)                                1,100                   67

Meredith                                             1,300                   57

Hispanic Broadcasting *                              2,200                   56

Radio One, Class A *                                 3,100                   55

Metro Goldwyn Mayer *                                4,300                   53

Lamar Advertising, Class A *                         1,500                   53

McClatchy, Class A                                     900                   52

Entercom Communications *                            1,000                   49

TiVo *                                               4,000                   49

PanAmSat *                                           2,500                   46

Getty Images *                                       1,100                   45

Hearst-Argyle Television *                           1,700                   44

Lee Enterprises                                      1,100                   41

Belo Corporation                                     1,800                   40

Gemstar TV Guide *                                   7,300                   37

Harte-Hanks                                          1,900                   36

Cumulus Media, Class A *                             1,900                   36

Cox Radio, Class A *                                 1,500                   35

Liberty                                                800                   34

Hollinger International, Class A                     3,100                   33

John Wiley & Sons, Class A                           1,200                   32

ADVO *                                                 700      $            31

Gray Communications System                           2,500                   31

Grey Advertising                                        40                   31

R.H. Donnelley *                                       840                   31

Mediacom Communications, Class A *
(misc. symbol)                                       3,100                   31

Interactive Data *                                   1,800                   30

Insight Communications, Class A *
(misc. symbol)                                       2,300                   30

Emmis Communications *(misc. symbol)                 1,300                   30

Charter Communications, Class A *
(misc. symbol)                                       7,400                   29

Media General, Class A                                 500                   29

Reader's Digest, Class A                             2,100                   28

Regal Entertainment Group, Class A
(misc. symbol)                                       1,200                   28

Spanish Broadcasting, Class A *                      3,000                   25

Information Holdings *                               1,300                   24

Journal Register *                                   1,300                   24

Regent Communications *                              3,600                   21

Catalina Marketing *                                 1,200                   21

Scholastic *(misc. symbol)                             700                   21

ProQuest *(misc. symbol)                               800                   21

Entravision Communications, Class A *                1,500                   17

AMC Entertainment *                                  1,400                   16

4Kids Entertainment *(misc. symbol)                    800                   15

Paxson Communications *                              2,300                   14

                                                                         10,917

Multiline Retail  1.0%

Target                                              18,300                  692

Kohl's *                                             6,900                  354

Sears (misc. symbol)                                 6,400                  215

Federated Department Stores                          3,900                  144

Family Dollar Stores                                 3,500                  134

Dollar General                                       7,050                  129

May Department Stores                                5,750                  128

J.C. Penney                                          5,400                   91

Dollar Tree Stores *                                 2,300                   73

Nordstrom (misc. symbol)                             3,400                   66

99 Cents Only Stores *(misc. symbol)                 1,600                   55

Tuesday Morning *(misc. symbol)                      1,500                   39

Neiman Marcus, Class A *                             1,000                   37

Big Lots *                                           2,300      $            35

Dillards, Class A                                    2,500                   34

Saks *                                               2,775                   27

Shopko Stores *(misc. symbol)                        1,600                   21

                                                                          2,274

Specialty Retail  2.5%

Home Depot                                          45,750                1,515

Lowe's                                              15,600                  670

GAP                                                 17,750                  333

Best Buy *                                           6,400                  281

Bed Bath & Beyond *                                  5,700                  221

TJX                                                 10,800                  203

Staples *                                            9,950                  183

AutoZone *                                           2,100                  160

The Limited                                         10,255                  159

Tiffany                                              3,000                   98

Weight Watchers *(misc. symbol)                      2,100                   95

Office Depot *                                       6,500                   94

Autonation *                                         5,800                   91

Radio Shack                                          3,300                   87

Sherwin-Williams                                     3,000                   81

Williams-Sonoma *                                    2,500                   73

Ross Stores                                          1,500                   64

Toys "R" Us *                                        5,200                   63

Rent-A-Center *                                        800                   61

PETsMART *                                           3,600                   60

CarMax *                                             1,929                   58

Advanced Auto Parts *                                  800                   49

Abercrombie & Fitch, Class A *                       1,616                   46

Michaels Stores *                                    1,200                   46

AnnTaylor Stores *                                   1,550                   45

Circuit City Stores                                  4,900                   43

O'Reilly Automotive *(misc. symbol)                  1,200                   40

Claire's Stores                                      1,500                   38

Chico's *(misc. symbol)                              1,800                   38

Borders Group *                                      2,100                   37

Cost Plus *                                          1,000                   36

Foot Locker                                          2,600                   34

Hollywood Entertainment *                            1,900      $            33

Talbots                                              1,100                   32

Zale *                                                 800                   32

Linens 'n Things *                                   1,300                   31

Pier 1 Imports                                       1,500                   31

Group One Automotive *
(misc. symbol)                                         900                   29

Pacific Sunwear *                                    1,150                   28

Pep Boys (misc. symbol)                              2,000                   27

Gadzooks *(misc. symbol)                             4,700                   27

American Eagle Outfitters *                          1,450                   27

Barnes & Noble *                                     1,100                   25

Men's Wearhouse *(misc. symbol)                      1,100                   24

Burlington Coat Factory                              1,300                   23

Guitar Center *(misc. symbol)                          800                   23

Electronics Boutique Holdings *
(misc. symbol)                                       1,000                   23

Hibbett Sporting Goods *                               700                   23

West Marine *(misc. symbol)                          1,300                   23

Christopher & Banks *                                  600                   22

Gymboree *                                           1,300                   22

bebe stores *(misc. symbol)                          1,100                   21

Regis                                                  700                   20

PC Connection *                                      2,950                   20

Genesco *(misc. symbol)                              1,100                   19

Too *(misc. symbol)                                    957                   19

Hot Topic *(misc. symbol)                              700                   19

Deb Shops                                            1,000                   19

Sports Authority *                                   1,600                   17

Payless Shoesource *                                 1,206                   15

Ultimate Electronics *(misc. symbol)                 1,000                   13

Tweeter Home Entertainment Group *
(misc. symbol)                                       1,200                   10

United Retail Group *                                4,100                    8

Charming Shoppes *(misc. symbol)                     1,600                    8

Footstar *(misc. symbol)                               600                    8

                                                                          5,823

Textiles, Apparel, & Luxury Goods  0.4%

Nike, Class B                                        5,500                  294

Liz Claiborne                                        2,500                   88

Coach *                                              1,700                   85

Jones Apparel Group *                                2,800      $            82

V. F.                                                2,400                   81

Columbia Sportswear *                                1,000                   51

Reebok *                                             1,300                   44

Timberland, Class A *                                  800                   42

Kellwood                                             1,000                   32

K-Swiss, Class A (misc. symbol)                        900                   31

Polo Ralph Lauren, Class A                           1,200                   31

Rocky Shoes & Boots *                                3,300                   30

Nautica Enterprises *                                1,900                   24

Movado Group                                         1,100                   24

Russell                                              1,200                   23

Tarrant Apparel *(misc. symbol)                      4,000                   12

Unifi *                                              1,800                   11

Culp *(misc. symbol)                                   900                    6

                                                                            991

Total Consumer Discretionary                                             29,074

CONSUMER STAPLES  9.7%

Beverages  2.2%

Coca-Cola                                           49,400                2,293

PepsiCo                                             34,370                1,530

Anheuser-Busch                                      16,600                  847

Coca-Cola Enterprises                                8,400                  153

Pepsi Bottling Group                                 6,100                  122

Brown-Forman, Class B                                1,200                   94

Constellation Brands, Class A *                      1,900                   60

PepsiAmericas                                        2,900                   36

Coors, Class B (misc. symbol)                          700                   34

Robert Mondavi, Class A *(misc. symbol)                700                   18

Todhunter International *                            1,700                   17

                                                                          5,204

Food & Staples Retailing  3.1%

Wal-Mart                                            87,200                4,680

Walgreen                                            20,000                  602

Sysco                                               13,000                  391

Costco Wholesale *                                   8,800                  322

Kroger *                                            15,300      $           255

CVS                                                  7,700                  216

Safeway *                                            9,000                  184

Albertson's                                          7,790                  150

Supervalu                                            3,300                   70

Whole Foods Market *                                 1,200                   57

Performance Food Group *
(misc. symbol)                                       1,200                   44

Winn-Dixie (misc. symbol)                            3,500                   43

BJ's Wholesale Club *                                2,200                   33

Weis Markets                                         1,000                   31

Rite Aid *(misc. symbol)                             6,700                   30

United Natural Foods *                               1,000                   28

Ruddick                                              1,500                   24

Great Atlantic & Pacific Tea Company *
(misc. symbol)                                       2,600                   23

Longs Drug Stores (misc. symbol)                     1,300                   22

Duane Reade *(misc. symbol)                          1,300                   19

Topps *                                              2,100                   18

                                                                          7,242

Food Products  1.4%

General Mills                                        7,300                  346

Kellogg                                              8,200                  282

Sara Lee                                            14,900                  280

Wrigley                                              4,400                  247

ConAgra                                             10,108                  239

Heinz                                                6,400                  211

Campbell Soup                                        7,800                  191

Kraft Foods, Class A                                 5,200                  169

Hershey Foods                                        2,400                  167

Archer-Daniels-Midland                              12,272                  158

McCormick                                            2,900                   79

Dean Foods *                                         2,479                   78

Bunge Limited                                        2,500                   71

Tyson Foods, Class A                                 6,054                   64

Smithfield Foods *                                   2,800                   64

Dreyer's Grand Ice Cream, Class A
(misc. symbol)                                         800                   63

Hormel Foods                                         2,600                   62

Fresh Del Monte Produce
(misc. symbol)                                       2,100                   54

Del Monte Foods *                                    4,811                   43

Lancaster Colony                                     1,100      $            42

Flowers Foods                                        1,785                   35

Sensient Technologies Corporation
(misc. symbol)                                       1,400                   32

J.M. Smucker Company                                   806                   32

Horizon Organic *(misc. symbol)                      1,300                   31

Delta Pine & Land                                    1,400                   31

Tootsie Roll Industries                                958                   29

Corn Products International                            900                   27

Hain Celestial Group *                               1,600                   26

American Italian Pasta, Class A *
(misc. symbol)                                         600                   25

Lance                                                2,600                   24

Interstate Bakeries                                  1,800                   23

Pilgrim's Pride (misc. symbol)                       2,200                   21

Alico (misc. symbol)                                   800                   20

Tasty Baking (misc. symbol)                          1,100                   12

Galaxy Nutritional Foods *                           3,900                   11

                                                                          3,289

Household Products   1.6%

Procter & Gamble                                    25,600                2,283

Colgate-Palmolive                                   10,800                  626

Kimberly-Clark                                       9,900                  516

Clorox                                               4,300                  183

Dial Corp.                                           2,400                   47

Energizer *                                          1,400                   44

                                                                          3,699

Personal Products  0.5%

Gillette                                            20,400                  650

Avon                                                 4,800                  299

Estee Lauder, Class A                                2,700                   90

Alberto Culver, Class B (misc. symbol)               1,400                   71

NBTY *                                               2,000                   42

Del Laboratories (misc. symbol)                      1,102                   26

Elizabeth Arden *(misc. symbol)                      1,800                   24

Chattem *(misc. symbol)                              1,200                   23

Playtex Products *                                   2,800                   18

                                                                          1,243

Tobacco  0.9%

Altria Group                                        40,400      $         1,836

UST                                                  3,100                  109

R.J. Reynolds Tobacco                                2,133                   79

Vector Group (misc. symbol)                          1,834                   32

Universal Corporation                                  500                   21

DiMon                                                2,600                   19

Schweitzer Mauduit                                     500                   12

                                                                          2,108

Total Consumer Staples                                                   22,785

ENERGY  5.5%

Energy Equipment & Services  1.1%

Schlumberger                                        11,672                  555

Baker Hughes                                         6,800                  228

Halliburton                                          9,300                  214

Transocean *                                         6,125                  135

Nabors Industries *                                  3,230                  128

BJ Services *                                        3,400                  127

GlobalSantaFe                                        5,096                  119

Noble Drilling *                                     2,700                   93

Weatherford International *                          2,100                   88

ENSCO International                                  2,400                   65

Smith International *                                1,700                   62

Patterson-UTI Energy *                               1,800                   58

Rowan *                                              2,600                   58

Diamond Offshore Drilling
(misc. symbol)                                       2,500                   52

Cooper Cameron *                                     1,000                   50

Pride International *                                2,400                   45

Varco International *                                2,153                   42

Grant Prideco *                                      2,900                   34

National Oilwell *                                   1,400                   31

Tidewater                                            1,000                   29

Key Energy Services *                                2,600                   28

Superior Energy *                                    2,900                   28

FMC Technologies *                                   1,287                   27

Unit Corp. *                                         1,100                   23

Oceaneering International *                            900      $            23

Hanover Compressor *                                 1,900                   21

TETRA Technologies *                                   700                   21

Helmerich & Payne                                      700                   20

Newpark Resources *                                  3,600                   20

Veritas DGC *(misc. symbol)                          1,400                   16

W-H Energy Services *                                  800                   16

Global Industries *                                  3,100                   15

Carbo Ceramics                                         400                   15

Universal Compression Holdings *
(misc. symbol)                                         700                   15

Offshore Logistics *                                   600                   13

Atwood Oceanics *(misc. symbol)                        400                   11

Parker Drilling *                                    3,200                    9

Input/Output *                                       1,100                    6

                                                                          2,540

Oil & Gas  4.4%

Exxon Mobil                                        133,062                4,778

ChevronTexaco                                       21,514                1,553

ConocoPhillips                                      13,634                  747

Occidental Petroleum                                 7,700                  258

Devon Energy                                         4,766                  255

Burlington Resources                                 4,300                  233

Anadarko Petroleum                                   4,829                  215

Apache                                               3,293                  214

Marathon Oil                                         6,700                  177

Unocal                                               5,514                  158

Amerada Hess                                         2,100                  103

Kerr-McGee                                           2,261                  101

EOG Resources                                        2,400                  100

Murphy Oil                                           1,900                  100

Enterprise Products Partners                         3,500                   79

XTO Energy                                           3,666                   74

Sunoco                                               1,900                   72

Valero Energy                                        1,900                   69

Pioneer Natural Resources *                          2,300                   60

Pogo Producing                                       1,300                   56

Plains All Amer Pipeline (misc. symbol)              1,600                   50

Newfield Exploration *                               1,300                   49

Ashland                                              1,500      $            46

Western Gas Resources (misc. symbol)                 1,100                   44

Ultra Petroleum *(misc. symbol)                      3,300                   43

Westport Resources *                                 1,790                   41

Teppco Partners                                      1,100                   40

Buckeye Partners                                     1,000                   39

Noble Energy                                         1,000                   38

Patina Oil & Gas                                     1,093                   35

Stone Energy *                                         800                   34

Chesapeake Energy                                    3,308                   33

Hugoton Royalty Trust                                1,800                   33

BP Prudhoe Bay Royalty Trust
(misc. symbol)                                       1,700                   32

General Maritime *(misc. symbol)                     3,000                   30

Spinnaker Exploration *(misc. symbol)                1,100                   29

Petroleum Development *                              3,100                   28

Houston Exploration *                                  800                   28

Premcor *                                            1,200                   26

Forest Oil *                                         1,000                   25

Cabot Oil & Gas, Class A                               900                   25

Vintage Petroleum                                    2,200                   25

Cimarex Energy *                                     1,018                   24

Denbury Resources *(misc. symbol)                    1,800                   24

Remington Oil & Gas *                                1,200                   22

Penn Virginia                                          500                   22

Plains Resources *                                   1,500                   21

Magnum Hunter Resources *(misc. symbol)              2,600                   21

Tom Brown *                                            700                   19

Tesoro Petroleum *                                   2,300                   16

EXCO Resources *                                       800                   14

Syntroleum *                                         3,100                    8

Plains Exploration & Production *
(misc. symbol)                                         700                    8

                                                                         10,374

Total Energy                                                             12,914

FINANCIALS  21.0%

Capital Markets  3.0%

J.P. Morgan Chase                                   40,410      $         1,381

Morgan Stanley                                      21,700                  928

Merrill Lynch                                       18,700                  873

Goldman Sachs Group                                  9,500                  796

Bank of New York                                    14,700                  423

Lehman Brothers                                      5,000                  332

State Street                                         6,900                  272

Charles Schwab                                      26,506                  267

Mellon Financial                                     8,800                  244

Franklin Resources                                   5,400                  211

Northern Trust                                       4,500                  188

Bear Stearns                                         2,127                  154

Janus Capital Group                                  6,000                   98

Legg Mason                                           1,300                   84

Federated Investors, Class B                         2,650                   73

AmeriTrade *(misc. symbol)                           8,500                   63

E*TRADE Group *                                      6,800                   58

SEI                                                  1,800                   58

John Nuveen, Class A                                 2,100                   57

A.G. Edwards                                         1,600                   55

Neuberger Berman                                     1,350                   54

Eaton Vance                                          1,500                   47

Waddell & Reed Financial, Class A                    1,751                   45

Investor's Financial Services
(misc. symbol)                                       1,500                   44

Jeffries Group (misc. symbol)                          800                   40

Allied Capital                                       1,700                   39

Affiliated Managers Group *(misc. symbol)              600                   37

LaBranche & Co. (misc. symbol)                       1,700                   35

Raymond James Financial                              1,000                   33

Knight/Trimark Group *(misc. symbol)                 4,700                   29

Investment Technology Group *                        1,500                   28

American Capital Strategies
(misc. symbol)                                         900                   22

Stifel Financial *                                   1,500                   18

PMC Capital                                          3,700                   18

                                                                          7,104

Commercial Banks  6.3%

Bank of America                                     29,529      $         2,334

Wells Fargo                                         32,952                1,661

Wachovia                                            27,048                1,081

U.S. Bancorp                                        36,955                  905

Bank One                                            23,236                  864

Fifth Third Bancorp                                 11,536                  662

FleetBoston Financial                               20,538                  610

National City                                       12,540                  410

SunTrust                                             5,768                  342

BB&T                                                 9,545                  327

PNC Financial Services Group                         5,900                  288

KeyCorp                                              8,200                  207

SouthTrust                                           7,000                  190

M & T Bank                                           2,200                  185

Comerica                                             3,500                  163

AmSouth                                              7,367                  161

Regions Financial                                    4,600                  155

Charter One Financial                                4,832                  151

Marshall & Ilsley                                    4,578                  140

Union Planters                                       4,400                  137

UnionBancal                                          3,100                  128

Synovus Financial                                    5,800                  125

First Tennessee National                             2,700                  119

North Fork Bancorporation                            3,400                  116

Popular                                              2,900                  112

Zions Bancorp                                        2,100                  106

Huntington Bancshares                                5,066                   99

National Commerce Financial                          3,850                   85

Compass Bancshares                                   2,100                   73

Banknorth Group                                      2,654                   68

Valley National Bancorp                              2,303                   61

TCF Financial                                        1,500                   60

Commerce Bancorp (misc. symbol)                      1,600                   59

Commerce Bancshares                                  1,471                   57

First Virginia Banks                                 1,250                   54

Hibernia Corp., Class A                              2,800                   51

Bank of Hawaii                                       1,500      $            50

Associated Banc-Corp                                 1,310                   48

Mercantile Bankshares                                1,200                   47

City National                                        1,000                   45

Hudson United Bancorp                                1,270                   43

Fulton Financial                                     2,076                   41

UCBH Holdings                                        1,400                   40

Pacific Capital Bancorp                              1,133                   40

F.N.B. (misc. symbol)                                1,292                   39

WestAmerica                                            900                   39

Sky Financial                                        1,733                   38

United Bankshares                                    1,300                   37

Texas Regional Bancshares, Class A                   1,045                   36

East West Bancorp                                    1,000                   36

FirstBank Puerto Rico (misc. symbol)                 1,300                   36

Wilmington Trust, Series A                           1,200                   35

Unity Bancorp (misc. symbol)                         3,465                   35

FirstMerit                                           1,500                   34

South Financial Group                                1,465                   34

UMB Financial                                          798                   34

Capitol Bancorp Limited                              1,247                   34

BOK Financial                                          874                   34

Whitney Holding                                      1,050                   34

Republic Bancorp                                     2,497                   34

Silicon Valley Bancshares *(misc. symbol)            1,400                   33

Provident Financial Group (misc. symbol)             1,300                   33

Santander Bancorp (misc. symbol)                     2,030                   33

First Midwest Bancorp                                1,150                   33

Community First Bankshares                           1,200                   33

CVB Financial (misc. symbol)                         1,668                   33

Cullen/Frost Bankers                                 1,000                   32

International Bancshares                               875                   31

Greater Bay Bancorp (misc. symbol)                   1,500                   31

Hancock Holding (misc. symbol)                         650                   31

Provident Bankshares                                 1,199                   31

IBERIABANK                                             600                   29

Southwest Bancorp *                                    900                   29

Frontier Financial                                   1,000      $            28

First Financial Bancorp                              1,770                   28

Susquehanna Bancshares                               1,200                   28

Trustmark                                            1,100                   28

Amcore Financial                                     1,200                   28

Colonial BancGroup                                   2,000                   28

Boston Private Financial (misc. symbol)              1,300                   27

Community Banks (misc. symbol)                         919                   27

Bank of the Ozarks (misc. symbol)                      700                   27

NBT Bancorp                                          1,400                   27

Old National Bancorp (misc. symbol)                  1,172                   27

U.S.B. Holding Company                               1,490                   26

Gold Banc                                            2,500                   26

Sterling Bancshares                                  1,950                   26

Fidelity Southern                                    2,200                   25

Sandy Spring Bancorp (misc. symbol)                    800                   25

Wintrust Financial (misc. symbol)                      850                   25

Southwest Bancorp                                      900                   25

First Charter (misc. symbol)                         1,400                   24

Citizens Banking                                       900                   24

Community Capital                                    1,500                   24

Community Bankshares of Indiana                      1,400                   24

Midwest Banc Holdings (misc. symbol)                 1,200                   23

Prosperity Bancshares                                1,200                   23

Peoples Bancorp                                        900                   23

Berkshire Hills Bancorp                                800                   23

Peoples Holding (misc. symbol)                         500                   22

Peoples Financial                                    1,500                   22

Integra Bank                                         1,271                   22

First City Bank (misc. symbol)                       1,300                   22

Chittenden                                             775                   21

BanCorpSouth                                         1,000                   21

Bay View Capital *                                   3,600                   21

Omega Financial                                        600                   21

Mid-State Bancshares                                 1,000                   20

1st Source (misc. symbol)                            1,030                   19

Capital Corp of the West (misc. symbol)                700                   18

BWC Financial                                          904      $            18

WesBanco                                               700                   17

First M&F Corporation                                  500                   16

German American Bancorp (misc. symbol)                 928                   16

Metrocorp Bancshares                                 1,300                   16

First Merchants (misc. symbol)                         600                   15

Merrill Merchants Bancorp                              879                   14

Savannah Bancorp                                       600                   14

                                                                         14,705

Consumer Finance  1.0%

American Express                                    25,700                1,074

MBNA                                                24,375                  508

SLM Corporation                                      8,700                  341

Capital One Financial                                4,300                  211

Providian Financial *                                7,400                   69

Student Loan Corporation                               400                   50

CompuCredit *                                        3,500                   43

WFS Financial *                                      1,000                   33

World Acceptance *                                   2,000                   33

Advanta (misc. symbol)                               2,955                   29

Credit Acceptance Corporation *
(misc. symbol)                                       2,700                   27

AmeriCredit *(misc. symbol)                          2,800                   24

Metris Companies                                     1,200                    7

                                                                          2,449

Diversified Financial Services  2.2%

Citigroup                                          102,214                4,375

Principal Financial Group                            6,600                  213

Moody's                                              3,200                  169

CIT Group                                            4,500                  111

Alliance Capital                                     1,900                   69

Chicago Merchantile Exchange Holdings
(misc. symbol)                                         900                   63

Leucadia National                                      900                   33

GATX (misc. symbol)                                  1,500                   24

                                                                          5,057

Insurance  4.8%

American International Group                        52,018                2,870

Berkshire Hathaway, Class A *                           25                1,812

Marsh & McLennan                                    10,700                  546

Allstate                                            14,100      $           503

MetLife                                             14,400                  408

Prudential Financial                                11,300                  380

Progressive Corporation                              4,450                  325

Travelers Property Casualty, Class B                20,098                  317

AFLAC                                               10,200                  314

Hartford Financial Services Group                    5,500                  277

Chubb                                                3,600                  216

John Hancock Financial Services                      6,100                  187

Loews                                                3,900                  184

Aon                                                  6,650                  160

St. Paul Companies                                   4,100                  150

AMBAC                                                2,250                  149

Jefferson Pilot                                      3,200                  133

Lincoln National                                     3,600                  128

MBIA                                                 2,600                  127

Cincinnati Financial                                 3,400                  126

White Mountains Insurance Group
(misc. symbol)                                         270                  107

SAFECO                                               2,800                   99

CNA Financial *(misc. symbol)                        4,000                   98

Torchmark                                            2,500                   93

Fidelity National Financial                          2,550                   78

W. R. Berkley                                        1,300                   69

UnumProvident                                        4,576                   61

Transatlantic Holdings                                 850                   59

Old Republic International                           1,700                   58

Mercury General (misc. symbol)                       1,100                   50

Brown and Brown                                      1,400                   46

Erie Indemnity (misc. symbol)                        1,100                   45

American National Insurance                            500                   43

Markel *                                               160                   41

Arthur J. Gallagher                                  1,500                   41

First American Financial                             1,485                   39

HCC Insurance Holdings                               1,300                   38

Unitrin                                              1,400                   38

UICI *                                               2,500                   38

Hilb Rogal and Hamilton (misc. symbol)               1,100                   37

Arch Capital Group *                                 1,000      $            35

Alfa                                                 2,700                   34

LandAmerica Financial Group                            700                   33

Delphi Financial (misc. symbol)                        700                   33

Commerce Group                                         900                   33

Nationwide Financial Services, Class A               1,000                   33

Protective Life                                      1,200                   32

FPIC Insurance Group *(misc. symbol)                 2,300                   32

Presidential Life (misc. symbol)                     2,100                   30

Zenith National (misc. symbol)                       1,000                   29

ProAssurance *                                       1,024                   28

FBL Financial Group, Class A                         1,332                   27

Midland (misc. symbol)                               1,200                   27

Triad Guaranty *                                       700                   27

StanCorp Financial Group                               500                   26

21st Century Insurance Group                         1,800                   26

Great American Financial Resources                   1,900                   25

Phoenix Companies (misc. symbol)                     2,600                   23

RLI                                                    700                   23

American Financial Group (misc. symbol)              1,000                   23

United Fire & Casualty                                 700                   23

Ohio Casualty *(misc. symbol)                        1,700                   22

MONY Group (misc. symbol)                              800                   22

Penn-America Group                                   1,900                   21

Financial Industries Corporation                     1,390                   20

AmerUs Life (misc. symbol)                             700                   20

Horace Mann Educators                                1,200                   19

Allmerica Financial, Common *                          900                   16

Reinsurance Group of America                           500                   16

Vesta Insurance                                      4,600                   11

Citizens Financial *(misc. symbol)                     600                    4

                                                                         11,263

Real Estate  1.6%

Equity Office Properties, REIT                       8,661                  234

Simon Property Group, REIT                           4,100                  160

Equity Residential, REIT                             6,000                  156

Vornado Realty Trust, REIT                           2,400                  105

ProLogis Trust, REIT                                 3,776                  103

Plum Creek Timber                                    3,744      $            97

Boston Properties, REIT                              2,200                   96

General Growth Properties, REIT                      1,500                   94

Kimco Realty, REIT                                   2,350                   89

Public Storage, REIT                                 2,600                   88

IStar Financial, REIT                                2,317                   85

Apartment Investment & Management,
Class A, REIT                                        2,300                   80

Duke Realty, REIT                                    2,800                   77

Archstone-Smith Trust, REIT                          3,200                   77

Rouse, REIT                                          1,800                   69

Health Care Property Investors, REIT                 1,500                   64

Avalonbay Communities, REIT                          1,407                   60

AMB Property, REIT                                   2,000                   56

Regency Centers, REIT                                1,600                   56

Liberty Property Trust, REIT                         1,600                   55

Developers Diversified Realty, REIT                  1,900                   54

Host Marriott, REIT *                                5,900                   54

Weingarten Realty Investors, REIT                    1,250                   52

Annaly Mortgage Management, REIT
(misc. symbol)                                       2,500                   50

Pan Pacific Retail Properties, REIT                  1,200                   47

Hospitality Properties Trust, REIT                   1,500                   47

Arden Realty, REIT                                   1,800                   47

Crescent Real Estate Equities, REIT                  2,800                   47

Forest City Enterprises                              1,100                   46

Trizec Properties                                    4,000                   45

Federal Realty Investment Trust, REIT                1,400                   45

CarrAmerica Realty, REIT                             1,600                   45

St. Joe                                              1,400                   44

Mills, REIT (misc. symbol)                           1,300                   44

BRE Properties, Class A, REIT                        1,300                   43

CBL & Associates Properties, REIT                    1,000                   43

Centerpoint Properties, REIT                           700                   43

Camden Property Trust, REIT                          1,200                   42

Chateau Communities, REIT                            1,400                   41

First Industrial Realty, REIT                        1,300                   41

Cousins Properties, REIT                             1,450                   40

Mack-Cali Realty, REIT                               1,100                   40

Shurgard Storage Centers, Class A, REIT              1,200      $            40

Catellus Development *                               1,800                   40

Vencor                                               2,600                   39

Heritage Property Investment Trust                   1,400                   38

Highwoods Properties, REIT                           1,700                   38

Post Properties, REIT                                1,400                   37

New Plan Excel Realty, REIT                          1,700                   36

United Dominion Realty Trust, REIT                   2,100                   36

Home Properties of New York, REIT                    1,000                   35

Manufactured Home Communities, REIT                  1,000                   35

Taubman Centers, REIT                                1,800                   34

Brandywine Realty Trust, REIT                        1,400                   34

Kilroy Realty, REIT                                  1,200                   33

Nationwide Health Properties, REIT
(misc. symbol)                                       2,000                   32

Corrections Corp of America *                        1,223                   31

Felcor Lodging Trust, REIT (misc. symbol)            3,748                   29

RFS Hotel Investors, REIT                            2,200                   27

Mid-America Apartment Communities, REIT              1,000                   27

Getty Realty, REIT                                   1,200                   27

Bedford Property Investors, REIT                       900                   26

Parkway Properties, REIT                               600                   25

Consolidated-Tomoka Land                             1,000                   25

Koger Equity, REIT                                   1,400                   24

Trammell Crow *                                      2,000                   21

Innkeepers USA, REIT                                 3,100                   21

WP Carey & Co                                          700                   21

Great Lakes, REIT (misc. symbol)                     1,300                   21

Mission West Properties, REIT                        1,800                   20

Wellsford Real Properties *                          1,200                   18

One Liberty Properties                               1,100                   18

Agree Realty, REIT                                     700                   17

MeriStar Hospitality, REIT                           3,100                   16

American Mortgage Acceptance, REIT                     900                   16

Reckson Associates Realty, REIT                        700                   15

AmeriVest Properties, REIT
(misc. symbol)                                       2,200                   14

Monmouth Real Estate Investment,
Class A, REIT                                        1,700                   12

                                                                          3,879

Thrifts & Mortgage Finance  2.1%

Fannie Mae                                          19,500      $         1,315

Washington Mutual                                   19,106                  789

Freddie Mac                                         13,700                  695

Golden West Financial                                3,200                  256

Countrywide Financial                                2,600                  181

Greenpoint Financial                                 2,200                  112

Hudson City Bancorp                                  4,100                  105

MGIC Investment                                      2,000                   93

New York Community Bancorp                           3,090                   90

Doral Financial                                      1,700                   76

Sovereign Bancorp                                    4,520                   71

Radian Group                                         1,600                   59

Astoria Financial                                    1,850                   52

Fremont General (misc. symbol)                       3,700                   51

Capitol Federal Financial (misc. symbol)             1,800                   51

People's Bank                                        1,700                   49

Webster Financial                                    1,300                   49

Roslyn Bancorp (misc. symbol)                        2,200                   47

IndyMac Mortgage Holdings                            1,800                   46

Washington Federal                                   1,970                   46

Staten Island Bancorp (misc. symbol)                 2,200                   43

PMI Group                                            1,500                   40

First Niagara Financial                              2,528                   35

Brookline Bancorp (misc. symbol)                     2,393                   33

MAF Bancorp                                            900                   33

BankAtlantic, Class A                                2,700                   32

Net Bank                                             2,421                   32

FirstFed Financial *                                   900                   32

Independence Community Bank                          1,100                   31

FSF Financial                                        1,000                   30

Downey Financial                                       700                   29

Anchor Bancorp Wisconsin                             1,200                   29

Waypoint Financial                                   1,553                   28

Commercial Federal                                   1,300                   27

St. Francis Capital                                    900                   26

Abington Bancorp                                       900                   23

Troy Financial (misc. symbol)                          820      $            22

First Busey Corporation, Class A
(misc. symbol)                                         900                   22

Flushing Financial                                     900                   20

Alliance Bank                                          800                   18

Horizon Financial                                      900                   14

                                                                          4,832

Total Financials                                                         49,289


HEALTH CARE  14.1%

Biotechnology  1.9%

Amgen *                                             25,384                1,686

Genentech *                                          4,300                  310

Gilead Sciences *                                    3,940                  219

Genzyme *                                            4,500                  188

MedImmune *                                          4,852                  176

Chiron *                                             4,000                  175

Biogen *                                             3,200                  122

Millennium Pharmaceuticals *                         5,585                   88

IDEC Pharmaceuticals *                               2,500                   85

Imclone Systems *(misc. symbol)                      1,707                   54

ICOS *                                               1,400                   51

Celgene *(misc. symbol)                              1,600                   49

Cephalon *(misc. symbol)                             1,100                   45

Martek Biosciences *(misc. symbol)                   1,000                   43

Amylin Pharmaceuticals *(misc. symbol)               1,900                   42

Neurocrine Biosciences *                               700                   35

Vertex Pharmaceuticals *                             2,248                   33

Trimeris *(misc. symbol)                               700                   32

Genta *(misc. symbol)                                2,400                   32

Human Genome Sciences *(misc. symbol)                2,500                   32

ILEX Oncology *                                      1,600                   31

Protein Design Labs *                                2,200                   31

Affymetrix *(misc. symbol)                           1,500                   30

Gen Probe Inc *                                        700                   29

Enzo Biochem *(misc. symbol)                         1,324                   28

Techne *(misc. symbol)                                 900                   27

Therapeutics *(misc. symbol)                           900                   27

Genencor International *(misc. symbol)               1,600      $            26

OSI Pharmaceuticals *(misc. symbol)                    800                   26

Charles River Laboratories International *             800                   26

Telik *(misc. symbol)                                1,500                   24

Progenics Pharmaceuticals *(misc. symbol)            1,500                   23

XOMA *(misc. symbol)                                 4,100                   22

Digene *(misc. symbol)                                 800                   22

AVI BioPharma *(misc. symbol)                        3,500                   21

Abgenix *(misc. symbol)                              2,000                   21

IDEXX Laboratories *                                   600                   20

Enzon Pharmaceuticals *(misc. symbol)                1,600                   20

NPS Pharmaceuticals *(misc. symbol)                    800                   19

Tanox *(misc. symbol)                                1,200                   19

BioReliance *                                          900                   19

Regeneron Pharmaceuticals *(misc. symbol)            1,200                   19

Celera Genomics *                                    1,800                   19

Cell Genesys *(misc. symbol)                         2,000                   17

VaxGen *(misc. symbol)                               3,100                   16

Diversa *                                            1,600                   16

Serologicals *                                       1,150                   16

Albany Molecular Research *                          1,000                   15

Tularik *(misc. symbol)                              1,500                   15

Exelixis *(misc. symbol)                             2,100                   15

Neose Technologies *(misc. symbol)                   1,400                   14

Immunomedics *(misc. symbol)                         2,200                   14

Transkaryotic Therapies *(misc. symbol)              1,200                   14

Cell Therapeutics *(misc. symbol)                    1,400                   14

Myriad Genetics *(misc. symbol)                      1,000                   14

Novavax *(misc. symbol)                              2,300                   13

Encysive Pharmaceuticals *                           2,600                   12

OraSure Technologies *(misc. symbol)                 1,500                   11

NeoPharm (misc. symbol)                                805                   11

CuraGen *(misc. symbol)                              2,000                   11

Pharmacopeia *(misc. symbol)                         1,300                   11

Medarex *(misc. symbol)                              1,600                   10

Incyte *                                             2,200                   10

Arena Pharmaceuticals *
(misc. symbol)                                       1,500                   10

Ariad Pharmaceuticals *(misc. symbol)                2,200      $            10

Alkermes *(misc. symbol)                               900                   10

Isis Pharmaceuticals, Class B *(misc. symbol)        1,800                    9

Gene Logic *(misc. symbol)                           1,500                    9

Cubist Pharmaceuticals *(misc. symbol)                 800                    8

Array BioPharma *(misc. symbol)                      2,600                    8

La Jolla Pharmaceutical *(misc. symbol)              2,300                    7

Luminex *(misc. symbol)                              1,400                    7

Avigen *(misc. symbol)                               2,000                    7

Sangamo BioSciences *                                2,400                    7

Caliper Technologies *(misc. symbol)                 1,500                    7

Sequenom *(misc. symbol)                             2,300                    6

Aphton *(misc. symbol)                                 700                    6

ImmunoGen *(misc. symbol)                            1,200                    5

Alexion Pharmaceutical *(misc. symbol)                 200                    3

                                                                          4,434

Health Care Equipment & Supplies  2.1%

Medtronic                                           24,620                1,181

Boston Scientific *                                  8,100                  495

Baxter International                                11,300                  294

Stryker                                              4,200                  291

Guidant                                              6,000                  266

St. Jude Medical *                                   3,700                  213

Becton, Dickinson                                    5,400                  210

Zimmer Holdings *                                    4,160                  187

Biomet                                               5,400                  155

C. R. Bard                                           1,300                   93

Waters Corporation *                                 3,000                   87

Varian Medical Systems *                             1,500                   86

Applied Biosystems Group - Applera                   4,500                   86

Hillenbrand Industries                               1,100                   55

Align Technology *(misc. symbol)                     4,400                   55

Millipore *                                          1,200                   53

Dentsply International                               1,300                   53

Edwards Lifesciences *                               1,560                   50

Beckman Coulter                                      1,200                   49

Bausch & Lomb                                        1,200                   45

Invitrogen *                                         1,100                   42

Fisher Scientific *                                  1,100      $            38

Apogent Technologies *                               1,900                   38

Steris *                                             1,600                   37

Arrow International                                    800                   35

ResMed *(misc. symbol)                                 900                   35

Cytyc *                                              3,300                   35

Sybron Dental Specialties *                          1,466                   35

Regeneration Technologies *
(misc. symbol)                                       2,600                   35

Viasys Healthcare *                                  1,657                   34

Mathews International, Class A                       1,300                   32

Respironics *(misc. symbol)                            800                   30

VISX *                                               1,700                   29

Biosite Diagnostics *(misc. symbol)                    600                   29

EPIX Medical *                                       1,900                   27

Thoratec *(misc. symbol)                             1,800                   27

Exactech *                                           1,800                   26

ICU Medical *(misc. symbol)                            800                   25

CTI Molecular Imaging *(misc. symbol)                1,300                   25

Invacare                                               700                   23

Medical Action Industries *                          1,400                   23

IGEN *                                                 700                   22

American Medical Systems *(misc. symbol)             1,300                   22

Ventana Medical Systems *(misc. symbol)                800                   22

Diagnostic Products                                    500                   21

Zoll Medical *(misc. symbol)                           600                   20

Analogic                                               400                   20

TheraSense *(misc. symbol)                           1,900                   19

West Pharmaceutical Services                           700                   17

Haemonetics *                                          900                   17

Cantel Medical *(misc. symbol)                       1,200                   16

Advanced Medical Optics *(misc. symbol)                844                   14

Lifecore Biomedical *(misc. symbol)                  2,200                   13

SurModics *(misc. symbol)                              400                   12

NMT Medical *                                        2,800                   11

Vital Signs (misc. symbol)                             400                   10

Cerus *                                              1,300                   10

Molecular Devices *(misc. symbol)                      600                   10

Inverness Medical Innovations *
(misc. symbol)                                         480      $             9

Aspect Medical Systems *                             1,200                    9

Bruker Daltonics *(misc. symbol)                     1,600                    9

ArthroCare *(misc. symbol)                             300                    5

                                                                          4,972

Health Care Providers & Services  2.3%

UnitedHealth Group                                  12,300                  618

Cardinal Health                                      8,805                  566

HCA                                                 10,700                  343

Wellpoint Health Networks *                          3,000                  253

Anthem *                                             2,931                  226

McKesson HBOC                                        5,751                  205

Aetna                                                3,000                  181

AmerisourceBergen                                    2,266                  157

Quest Diagnostics *                                  2,300                  147

Caremark RX *                                        4,800                  123

CIGNA                                                2,600                  122

Tenet Healthcare *                                  10,050                  117

Express Scripts, Class A *(misc. symbol)             1,500                  102

Health Management, Class A                           5,400                  100

IMS Health                                           5,500                   99

Laboratory Corporation of America *                  2,800                   84

Health Net *                                         2,400                   79

Oxford Health Plans *                                1,700                   71

Manor Care *                                         2,600                   65

Humana *                                             4,300                   65

Coventry Health Care *                               1,400                   65

Patterson Dental *(misc. symbol)                     1,400                   63

Lincare Holdings *                                   2,000                   63

PacifiCare Health Systems, Class A *
(misc. symbol)                                       1,200                   59

WebMD *(misc. symbol)                                5,410                   59

Mid-Atlantic Medical Services *                      1,100                   57

Omnicare                                             1,700                   57

First Health Group *                                 2,000                   55

Advance PCS *                                        1,400                   53

Select Medical *                                     2,000                   50

Universal Health Services, Class B *                 1,200                   48

Quintiles Transnational *                            3,100                   44

Henry Schein *                                         800      $            42

Community Health System *(misc. symbol)              1,800                   35

Triad Hospitals *                                    1,331                   33

Apria Healthcare *                                   1,300                   32

Renal Care Group *                                     900                   32

Pharmaceutical Product Development *                 1,100                   32

Covance *                                            1,700                   31

Davita *                                             1,033                   28

Accredo Health *                                     1,267                   28

Dendrite International *                             2,000                   26

Cerner *(misc. symbol)                               1,100                   25

Inveresk Research Group *(misc. symbol)              1,400                   25

CorVel *                                               650                   23

Service Corp. International *                        6,000                   23

Specialty Laboratories *(misc. symbol)               2,200                   23

Sunrise Senior Living *(misc. symbol)                1,000                   22

NDC Health (misc. symbol)                            1,200                   22

LifePoint Hospitals *(misc. symbol)                  1,031                   22

Gentiva Health Services *                            2,375                   21

Omnicell *                                           2,000                   20

Hooper Holmes                                        3,100                   20

Province Healthcare *(misc. symbol)                  1,800                   20

PSS World Medical *                                  3,400                   20

PDI *                                                1,900                   19

Priority Healthcare, Class B *(misc. symbol)         1,000                   19

D&K Healthcare                                       1,100                   18

U.S. Oncology *(misc. symbol)                        2,400                   18

Stewart Enterprises, Class A *                       4,100                   18

IDX Systems *(misc. symbol)                          1,100                   17

MIM Corporation *(misc. symbol)                      2,600                   17

AMN Healthcare Services *(misc. symbol)              1,300                   16

Psychemedics                                         1,975                   16

Sierra Health Services *(misc. symbol)                 800                   16

WellChoice *(misc. symbol)                             500                   15

Beverly Enterprises *                                3,900                   14

Orthodontic Centers of America *
(misc. symbol)                                       1,700                   14

Cross Country Healthcare *(misc. symbol)             1,000                   13

Prime Medical Services *                             2,300      $            11

Eclipsys *(misc. symbol)                               900                    9

Allou Health & Beauty *                              4,800                    6

Bioanalytical Systems *(misc. symbol)                1,700                    5

                                                                          5,262

Pharmaceuticals  7.8%

Pfizer                                             158,205                5,403

Johnson & Johnson                                   58,675                3,033

Merck                                               44,794                2,712

Eli Lilly                                           22,000                1,517

Abbott Laboratories                                 30,900                1,352

Wyeth                                               25,800                1,175

Bristol-Myers Squibb                                37,600                1,021

Schering-Plough                                     28,000                  521

Forest Labs *                                        7,000                  383

Allergan                                             2,700                  208

Mylan Laboratories                                   3,650                  127

Barr Laboratories *                                  1,434                   94

Watson Pharmaceuticals *                             2,100                   85

King Pharmaceuticals *                               5,689                   84

IVAX *(misc. symbol)                                 3,550                   63

Sicor *                                              2,800                   57

Pharmaceutical Resources *                           1,000                   49

Endo Pharmaceutical *                                2,500                   42

K-V Pharmaceutical, Class A *                        1,500                   42

Medicis Pharmaceutical, Class A
(misc. symbol)                                         700                   40

Sepracor *                                           2,100                   38

ICN Pharmaceuticals                                  2,200                   37

Andrx *(misc. symbol)                                1,700                   34

Perrigo                                              2,100                   33

Alpharma, Class A                                    1,400                   30

aaiPharma *(misc. symbol)                            1,250                   25

Medicines Company *(misc. symbol)                    1,200                   24

Antigenics *(misc. symbol)                           1,800                   21

Atrix Laboratory *(misc. symbol)                       900                   20

Orphan Medical *(misc. symbol)                       2,100                   19

Inspire Phamaceuticals *                             1,700                   18

CIMA Labs *(misc. symbol)                              600                   16

Discovery Partners *(misc. symbol)                   3,500      $            15

Ligand Pharmaceuticals, Class B *
(misc. symbol)                                       1,100                   15

Kos Pharmaceuticals *(misc. symbol)                    600                   14

MGI Pharma *(misc. symbol)                             500                   13

Adolor *(misc. symbol)                                 800                   10

Emisphere Technologies *(misc. symbol)               2,700                   10

Noven Pharmaceuticals *                                900                    9

First Horizon Pharmaceutical *
(misc. symbol)                                       1,200                    5

                                                                         18,414

Total Health Care                                                        33,082

INDUSTRIALS & BUSINESS SERVICES  9.6%

Aerospace & Defense  1.5%

United Technologies                                  9,502                  673

Boeing                                              16,300                  559

Honeywell International                             16,825                  452

Lockheed Martin                                      9,300                  442

General Dynamics                                     4,200                  305

Northrop Grumman                                     3,451                  298

Raytheon                                             7,500                  246

Rockwell Collins                                     3,700                   91

L-3 Communications Holdings *
(misc. symbol)                                       1,600                   70

Goodrich                                             2,640                   55

Alliant Techsystems *                                  625                   32

Engineered Support System                              700                   29

Curtiss-Wright Corporation                             400                   25

Teledyne Technologies *                              1,900                   25

Precision Castparts                                    800                   25

World Fuel Services (misc. symbol)                   1,000                   25

United Industrial                                    1,500                   24

Pemco Aviation Group *                                 900                   21

Herley Industries *(misc. symbol)                    1,200                   20

Invision Technologies *(misc. symbol)                  800                   20

GenCorp (misc. symbol)                               2,200                   20

Aeroflex *                                           2,400                   19

Aviall *(misc. symbol)                               1,600                   18

DRS Technologies *(misc. symbol)                       600                   17

Ladish Company *                                     2,300      $            15

Mercury Computer Systems *(misc. symbol)               800                   15

Esterline Technologies *(misc. symbol)                 500                    9

Hexcel *                                             2,600                    8

BE Aerospace *(misc. symbol)                         2,100                    7

                                                                          3,565

Air Freight & Logistics  0.9%

UPS, Class B                                        22,500                1,433

Fedex                                                6,000                  372

Expeditors International of Washington               2,300                   80

C.H. Robinson Worldwide                              2,100                   75

Airborne Freight                                     1,900                   40

Ryder System                                         1,400                   36

EGL *(misc. symbol)                                  1,950                   29

CNF                                                  1,100                   28

Forward Air *                                        1,100                   28

Atlas Air Worldwide Holdings *(misc. symbol)         2,700                    4

                                                                          2,125

Airlines  0.2%

Southwest Airlines                                  15,637                  269

Delta (misc. symbol)                                 3,700                   54

JetBlue Airways *(misc. symbol)                      1,150                   49

Continental Airlines, Class B *
(misc. symbol)                                       2,700                   40

Northwest Airlines, Class A *
(misc. symbol)                                       2,900                   33

SkyWest                                              1,600                   31

Atlantic Coast Airlines *                            2,100                   28

Alaska Air Group *                                   1,100                   24

                                                                            528

Building Products  0.2%

Masco                                               10,200                  243

American Standard *                                  1,500                  111

York International                                   1,100                   26

AAON Inc *                                           1,350                   25

Lennox International (misc. symbol)                  1,700                   22

Water Pik Technologies *(misc. symbol)               2,405                   19

Jacuzzi Brands *                                     3,300                   17

Universal Forest Products                              500                   10

Commercial Services & Supplies  1.5%

Cendant *                                           20,854      $           382

Waste Management                                    12,360                  298

Apollo Group, Class A *                              3,725                  230

Pitney Bowes                                         5,000                  192

H&R Block                                            3,700                  160

Cintas                                               3,400                  121

Avery Dennison                                       2,300                  116

Equifax                                              3,400                   88

Robert Half International *                          4,200                   80

Dun & Bradstreet *                                   1,700                   70

Career Education *                                   1,000                   68

R.R. Donnelley                                       2,500                   65

Republic Services, Class A *                         2,800                   64

Deluxe Corp.                                         1,300                   58

ChoicePoint *                                        1,666                   58

Wesco Financial                                        180                   56

Manpower                                             1,400                   52

Viad                                                 2,200                   49

ServiceMaster                                        4,500                   48

Allied Waste Industries *                            4,660                   47

Corinthian Colleges *                                  800                   39

Education Management *                                 700                   37

HON Industries                                       1,200                   37

Waste Connections *(misc. symbol)                    1,000                   35

West Corporation *                                   1,300                   35

Herman Miller                                        1,700                   34

Corporate Executive Board *                            800                   32

ITT Educational Services *                           1,100                   32

Sylvan Learning Systems *(misc. symbol)              1,368                   31

Devry *                                              1,300                   30

CoStar Group *                                       1,000                   30

Tetra Tech *                                         1,725                   30

United Stationers *                                    800                   29

NCO Group *(misc. symbol)                            1,600                   29

Consolidated Graphics *                              1,200                   27

New England Business Service                           900                   27

Aramark, Class B *                                   1,200      $            27

Bright Horizons Family Solutions *                     800                   27

Exult *(misc. symbol)                                3,100                   27

Rollins (misc. symbol)                               1,400                   26

Imagistics International *
(misc. symbol)                                       1,012                   26

Valassis Communications *                            1,000                   26

Landauer (misc. symbol)                                600                   25

Labor Ready *                                        3,400                   24

Arbitron *                                             680                   24

Strayer Education                                      300                   24

SOURCECORP *                                         1,100                   24

John H. Harland                                        900                   24

Team, Inc. *                                         2,800                   22

United Rentals *                                     1,600                   22

Copart *                                             2,350                   22

Wackenhut Corrections *                              1,600                   22

G&K Services, Class A                                  700                   21

School Specialty *(misc. symbol)                       700                   20

Learning Tree International *(misc. symbol)          1,200                   19

Ag Services of America *                             2,800                   17

Interpool                                            1,000                   16

Banta                                                  500                   16

Brinks                                               1,100                   16

Ionics *(misc. symbol)                                 700                   16

Hudson Highland Group *(misc. symbol)                  757                   14

Spherion *                                           2,000                   14

ICT Group *                                          1,300                   14

PRG-Schultz International *
(misc. symbol)                                       2,300                   14

Sotheby's, Class A *(misc. symbol)                   1,800                   13

Administaff *(misc. symbol)                          1,300                   13

Korn/Ferry *(misc. symbol)                           1,600                   13

RemedyTemp, Class A *(misc. symbol)                  1,300                   12

TeleTech Holdings *                                  2,700                   11

Central Parking (misc. symbol)                         800                   10

DiamondCluster International, Class A *
(misc. symbol)                                       2,000                    7

Franklin Covey *                                     2,500                    4

                                                                          3,488

Construction & Engineering  0.1%

Fluor                                                2,000      $            67

Jacobs Engineering Group *                           1,300                   55

Granite Construction                                 1,550                   30

EMCOR Group *                                          500                   25

McDermott International *                            3,400                   21

Intergrated Electrical Services *                    2,900                   21

Mastec *                                             3,450                   20

Dycom Industries *                                   1,200                   20

Insituform Technologies, Class A *
(misc. symbol)                                       1,000                   18

Quanta Services *(misc. symbol)                      2,150                   15

Shaw Group *(misc. symbol)                           1,100                   13

                                                                            305

Electrical Equipment  0.4%

Emerson Electric                                     8,000                  409

Rockwell Automation                                  4,200                  100

Cooper Industries                                    1,900                   78

American Power Conversion *                          4,000                   62

Thomas & Betts *                                     2,200                   32

Genlyte Group *                                        900                   32

Hubbell, Class B                                       900                   30

AMETEK                                                 800                   29

Acuity Brands                                        1,500                   27

Power-One *                                          3,000                   21

Baldor Electric (misc. symbol)                       1,000                   21

Regal-Beloit                                           900                   17

Fuelcell Energy *(misc. symbol)                      1,700                   14

Brady, Class A                                         400                   13

AZZ *                                                1,100                   12

LSI Industries                                       1,050                   12

Vicor *                                              1,200                   12

C&D Technologies                                       800                   12

General Cable                                        2,100                   11

Plug Power *(misc. symbol)                           2,400                   11

UQM Technologies *                                   3,700                   11

Channell Commercial *                                1,700                    9

Energy Conversion Devices *                          1,000                    9

Woodward Governor                                      200                    9

American Superconductor *(misc. symbol)              1,300      $             8

AstroPower *(misc. symbol)                             450                    2

                                                                          1,003

Industrial Conglomerates  3.0%

GE                                                 199,906                5,733

3M                                                   7,500                  967

Textron                                              2,800                  109

Allete                                               1,500                   40

Walter Industries                                    2,700                   32

Teleflex                                               700                   30

Roper Industries                                       800                   30

Carlisle Companies                                     700                   30

Tredegar (misc. symbol)                              1,300                   19

Alleghany                                              100                   19

                                                                          7,009

Machinery  1.3%

Illinois Tool Works                                  6,350                  418

Caterpillar                                          6,400                  356

Deere                                                4,900                  224

Danaher                                              3,100                  211

PACCAR                                               2,400                  162

Ingersoll-Rand, Class A                              3,200                  151

ITT Industries                                       2,000                  131

Eaton                                                1,500                  118

Dover                                                3,900                  117

Parker Hannifin                                      2,219                   93

SPX *                                                1,304                   57

Pall                                                 2,500                   56

Navistar *                                           1,600                   52

Donaldson                                            1,000                   44

Cummins Engine (misc. symbol)                        1,200                   43

Pentair                                              1,000                   39

Harsco                                               1,000                   36

Crane                                                1,500                   34

Terex *(misc. symbol)                                1,700                   33

Ampco Pittsburgh                                     2,400                   32

Trinity Industries (misc. symbol)                    1,700                   32

Lincoln Electric Holdings                            1,500                   31

Briggs & Stratton                                      600      $            30

Graco                                                  925                   30

Actuant, Class A *                                     620                   29

Tecumseh Products, Class A                             700                   27

UNOVA *(misc. symbol)                                2,300                   26

Cascade                                              1,400                   24

Thomas Industries (misc. symbol)                       900                   24

Dionex *(misc. symbol)                                 600                   24

NACCO Industries, Class A                              400                   24

Valmont Industries                                   1,200                   23

Wabtec                                               1,625                   23

AGCO *                                               1,300                   22

EnPro Industries *                                   2,068                   22

ESCO Electronics *                                     500                   22

Kennametal                                             600                   20

Manitowoc (misc. symbol)                               900                   20

Watts Industries, Class A                            1,100                   20

Timken                                               1,100                   19

Nordson                                                800                   19

Wolverine Tube *                                     3,100                   18

Robbins & Myers (misc. symbol)                         900                   17

Flowserve *                                            800                   16

SPS Technologies *                                     400                   11

JLG Industries (misc. symbol)                        1,100                    8

                                                                          2,988

Marine  0.0%

Overseas Shipholding Group
(misc. symbol)                                       1,300                   29

Alexander & Baldwin                                  1,000                   26

Kirby Corporation *                                    800                   23

International Shipholding *(misc. symbol)            1,200                   13

                                                                             91

Road & Rail  0.4%

Union Pacific                                        4,800                  278

Burlington Northern Santa Fe                         7,400                  210

Norfolk Southern                                     7,600                  146

CSX                                                  4,100                  123

Werner Enterprises                                   1,900                   40

Swift Transportation *                               1,970                   37

Florida East Coast Industries
(misc. symbol)                                       1,300      $            33

U.S. Xpress Enterprises, Class A *                   2,500                   27

USA Truck *                                          2,400                   22

Dollar Thrifty Auto Group *(misc. symbol)            1,000                   19

Kansas City Southern Industries *                    1,000                   12

                                                                            947

Trading Companies & Distributors  0.1%

W. W. Grainger                                       1,700                   80

Fastenal (misc. symbol)                              1,500                   51

Applied Industrial Technologies                      1,100                   23

Huttig Building Products *                           5,944                   16

                                                                            170

Total Industrials & Business Services                                    22,692


INFORMATION TECHNOLOGY  15.5%

Communications Equipment  2.2%

Cisco Systems *                                    141,168                2,356

QUALCOMM                                            16,000                  572

Motorola                                            43,840                  413

Corning *                                           22,510                  166

Lucent Technologies *                               64,285                  131

Juniper Networks *(misc. symbol)                     7,250                   90

Scientific-Atlanta                                   3,700                   88

JDS Uniphase *                                      23,658                   83

Comverse Technology *                                4,800                   72

Tellabs *                                            9,800                   64

ADTRAN *(misc. symbol)                               1,000                   51

Emulex *                                             2,200                   50

Avaya *                                              7,557                   49

CIENA *                                              8,847                   46

Polycom *                                            3,200                   44

Foundry Networks *(misc. symbol)                     2,800                   40

Harris                                               1,300                   39

Advanced Fibre Communications *                      2,400                   39

Avocent *                                            1,236                   37

ADC Telecommunications *(misc. symbol)              15,752                   37

3Com *                                               7,500                   35

Packeteer *(misc. symbol)                            2,100      $            33

Plantronics *(misc. symbol)                          1,500                   33

Brocade Communications Systems *                     5,160                   30

Andrew *(misc. symbol)                               3,100                   29

Adaptec *                                            3,500                   27

McDATA Corporation *(misc. symbol)                   1,825                   27

WilTel Communications *                              1,700                   25

Inter-Tel                                            1,100                   23

Black Box (misc. symbol)                               600                   22

F5 Networks *(misc. symbol)                          1,200                   20

REMEC *(misc. symbol)                                2,800                   20

Echelon *(misc. symbol)                              1,400                   19

Cable Design Technologies *                          2,600                   19

Bel Fuse, Class A *                                    900                   19

Sycamore Networks *                                  4,700                   18

Computer Network Technology *
(misc. symbol)                                       2,200                   18

Tekelec *                                            1,500                   17

SeaChange International *                            1,700                   16

ditech Communications *                              2,900                   14

Powerwave Technologies *                             2,300                   14

Extreme Networks *                                   2,700                   14

Ixia *                                               2,100                   14

C-Cor.net *(misc. symbol)                            2,700                   13

Norstan *                                            4,000                   13

Commscope *                                          1,300                   12

Stratex Networks *                                   3,100                   10

Centillium Communications *                          1,000                   10

Cognitronics *                                       3,800                    8

Terayon Communication Systems *                      2,900                    8

Tollgrade Communications *(misc. symbol)               400                    8

Anaren *(misc. symbol)                                 700                    7

Digital Lightwave *(misc. symbol)                    4,400                    5

MRV Communications *                                 2,160                    4

Harmonic Lightwaves *(misc. symbol)                  1,059                    4

Paradyne Networks *(misc. symbol)                      500                    1

                                                                          5,076

Computer & Peripherals  3.2%

IBM                                                 34,300      $         2,830

Dell Computer *                                     51,100                1,633

Hewlett-Packard                                     60,218                1,283

EMC *                                               44,786                  469

Sun Microsystems *                                  64,000                  294

Lexmark International, Class A *                     2,600                  184

Apple Computer *                                     7,600                  145

Network Appliance *(misc. symbol)                    6,900                  112

NCR *                                                2,700                   69

Diebold                                              1,500                   65

Sandisk *(misc. symbol)                              1,600                   65

Storage Technology *                                 1,900                   49

Seagate Technology                                   2,500                   44

Western Digital *(misc. symbol)                      4,100                   42

Gateway *(misc. symbol)                             11,500                   42

Avid Technology *(misc. symbol)                      1,100                   39

Maxtor *                                             5,004                   38

Electronics for Imaging *                            1,800                   36

Rimage *                                             2,200                   27

Intergraph *                                         1,200                   26

Iomega *(misc. symbol)                               2,100                   22

Presstek *(misc. symbol)                             3,500                   22

Advanced Digital Info *                              1,800                   18

Drexler Technology *(misc. symbol)                   1,100                   17

In Focus Systems *                                   3,200                   15

Concurrent Computer *                                4,500                   13

Quantum DLT & Storage Systems
Group *                                              3,200                   13

Rainbow Technologies *                               1,100                    9

                                                                          7,621

Electronic Equipment & Instruments  0.6%

Agilent Technologies *                               8,787                  172

Molex                                                3,750                  101

Jabil Circuit *                                      4,300                   95

CDW *                                                1,700                   78

Thermo Electron *                                    3,450                   73

Symbol Technologies                                  4,900                   64

Sanmina-SCI *                                        9,712                   61

Solectron *                                         15,640      $            58

Tektronix *                                          2,400                   52

AVX                                                  3,800                   42

Vishay Intertechnology *                             2,968                   39

Amphenol, Class A *(misc. symbol)                      800                   37

PerkinElmer                                          2,635                   36

Avnet *                                              2,748                   35

National Instruments *                                 800                   30

Tech Data *                                          1,100                   29

Ingram Micro, Class A *                              2,500                   28

Arrow Electronics *                                  1,700                   26

Varian *                                               700                   24

Research Frontiers *(misc. symbol)                   1,700                   24

Technitrol *                                         1,500                   23

Napco Security Systems *(misc. symbol)               2,400                   22

Benchmark Electronics *                                700                   22

Anixter International *                                900                   21

Trimble Navigation *                                   900                   21

KEMET *                                              2,000                   20

Newport *(misc. symbol)                              1,300                   19

Coherent *                                             800                   19

Maxwell Technologies *(misc. symbol)                 2,900                   17

Electro Scientific Industries *                      1,100                   17

OYO Geospace *(misc. symbol)                         1,100                   15

X-Rite                                               1,400                   14

Veeco *(misc. symbol)                                  800                   14

Zomax *                                              4,000                   13

Zygo *(misc. symbol)                                 1,500                   12

Park Electrochemical (misc. symbol)                    600                   12

Photon Dynamics *(misc. symbol)                        400                   11

Plexus *(misc. symbol)                                 900                   10

Nu Horizons Electronics *                            1,650                   10

CTS                                                    900                    9

Merix *(misc. symbol)                                1,000                    8

Surebeam, Class A *(misc. symbol)                    2,638                    7

TTM Technologies *                                   1,400                    7

Artesyn Technologies *                                 800                    4

Sirenza Microdevices *                               1,400      $             3

Somera Communications *(misc. symbol)                1,500                    2

                                                                          1,456

Internet Software & Services  0.6%

InterActiveCorp *(misc. symbol)                     10,122                  401

Yahoo! *                                            12,178                  399

Expedia, Class A *                                   1,100                   84

Monster Worldwide *(misc. symbol)                    3,000                   59

VeriSign *                                           4,240                   59

Earthlink *                                          4,430                   35

DoubleClick *                                        3,630                   34

Overture Services *(misc. symbol)                    1,600                   29

RealNetworks *(misc. symbol)                         4,100                   28

ParthusCeva *(misc. symbol)                          3,066                   25

CNET Networks *                                      3,975                   25

MarketWatch.com *(misc. symbol)                      2,900                   24

iManage *                                            3,800                   19

webMethods *(misc. symbol)                           2,310                   19

Ariba *                                              5,900                   18

FreeMarkets *                                        2,500                   17

Tumbleweed Communications *(misc. symbol)            6,300                   16

MatrixOne *                                          2,700                   16

Sonicwall *                                          3,200                   15

Webex Communications *(misc. symbol)                 1,100                   15

Register.com *(misc. symbol)                         2,600                   15

NetRatings *(misc. symbol)                           1,600                   15

Internet Security Systems *                          1,000                   14

Retek *(misc. symbol)                                2,072                   13

Digitas *                                            2,669                   13

Netegrity *                                          2,050                   12

Websense *(misc. symbol)                               700                   11

TippingPoint Technologies *(misc. symbol)            1,300                   10

S1 *                                                 2,400                   10

Allscripts Heathcare *                               2,500                    9

Kana Software *(misc. symbol)                        2,900                    9

Modem Media, Class A *(misc. symbol)                 2,200                    9

Interwoven *                                         3,800                    8

Entrust Technologies *                               2,300                    7

SeeBeyond Technology Corporation *                   2,200                    5

                                                                          1,497

IT Services  1.4%

First Data                                          15,300      $           634

Automatic Data Processing                           12,200                  413

Paychex                                              7,287                  213

Electronic Data Systems                              8,800                  189

Concord EFS *                                       10,400                  153

SunGard Data Systems *                               5,800                  150

Computer Sciences *                                  3,900                  149

Fiserv *                                             3,975                  141

Affiliated Computer Services,
Class A *                                            2,200                  101

Unisys *                                             7,500                   92

Sabre Holdings, Class A                              3,600                   89

Total Systems Services
(misc. symbol)                                       3,800                   85

DST Systems *                                        2,000                   76

Convergys *                                          3,700                   59

Ceridian *                                           3,100                   53

Iron Mountain *                                      1,250                   46

Checkfree Holdings *(misc. symbol)                   1,500                   42

BISYS Group *                                        2,200                   40

Certegy *                                            1,300                   36

National Processing *(misc. symbol)                  2,100                   34

Keane *(misc. symbol)                                2,356                   32

Global Payments                                        880                   31

BearingPoint *                                       3,200                   31

CACI International, Class A *                          900                   31

Intrado *(misc. symbol)                              1,900                   30

Cognizant Technology Solutions,
Class A *                                            1,200                   29

Titan *                                              2,700                   28

eSpeed, Class A *(misc. symbol)                      1,400                   28

Acxiom *                                             1,800                   27

Pegasus Solutions *(misc. symbol)                    1,650                   27

Perot Systems, Class A *                             2,300                   26

Syntel *(misc. symbol)                               1,600                   25

Maximus *(misc. symbol)                                900                   25

MPS Group *                                          3,600                   25

EFunds *                                             1,706                   20

American Management Systems *                        1,300                   18

Medquist *                                             900      $            18

CSG Systems International *                          1,200                   17

Startek *                                              600                   16

Lightbridge *                                        1,678                   15

Igate Capital *                                      4,200                   14

Inforte *(misc. symbol)                              1,800                   14

CIBER *                                              1,800                   13

InterCept Group *(misc. symbol)                      1,200                   10

Sykes Enterprises *                                  1,800                    9

Indus International *                                3,500                    7

Analysts International *                             2,700                    7

AnswerThink *                                        2,520                    5

Safeguard Scientifics *                              1,700                    4

Management Network Group *                           1,500                    3

                                                                          3,380

Office Electronics  0.1%

Xerox *                                             14,800                  157

Zebra Technologies, Class A *(misc. symbol)            600                   45

Ikon Office Solutions (misc. symbol)                 3,200                   28

                                                                            230

Semiconductor & Semiconductor Equipment  3.1%

Intel                                              129,990                2,702

Texas Instruments                                   34,000                  598

Applied Materials *                                 30,678                  487

Analog Devices *                                     7,100                  247

Maxim Integrated Products                            6,221                  213

Linear Technology                                    5,800                  187

KLA-Tencor *                                         3,900                  181

Xilinx *                                             6,700                  170

Broadcom, Class A *(misc. symbol)                    5,300                  132

Micron Technology *                                 11,300                  131

Altera *                                             7,900                  130

Novellus Systems *                                   3,000                  110

QLogic *                                             2,011                   97

Microchip Technology                                 3,864                   95

NVIDIA *                                             3,500                   81

National Semiconductor *                             3,400                   67

Teradyne *                                           3,800                   66

Agere Systems, Class A *                            26,389      $            62

Intersil Holding, Class A *                          2,196                   58

Lam Research *                                       3,200                   58

LSI Logic *                                          7,806                   55

Omnivision Technologies *
(misc. symbol)                                       1,600                   50

Amkor Technology *                                   3,400                   45

Advanced Micro Devices *(misc. symbol)               6,800                   44

Applied Micro Circuits *                             7,142                   43

Integrated Circuit Systems *
(misc. symbol)                                       1,300                   41

Cypress Semiconductor *(misc. symbol)                3,100                   37

Diodes *(misc. symbol)                               1,900                   36

Rambus *(misc. symbol)                               2,100                   35

Siliconix *(misc. symbol)                              900                   33

Cymer *(misc. symbol)                                1,000                   32

DSP Group *                                          1,400                   30

Silicon Laboratories *(misc. symbol)                 1,100                   29

GlobeSpan *                                          3,520                   29

Integrated Device Technology *                       2,600                   29

Cabot Microelectronics *(misc. symbol)                 564                   28

Entegris *                                           2,100                   28

Fairchild Semiconductor, Class A *                   2,200                   28

MEMC Electronic Materials *(misc. symbol)            2,800                   27

Micrel *(misc. symbol)                               2,600                   27

Varian Semiconductor Equipment *                       900                   27

Zoran *(misc. symbol)                                1,350                   26

Cognex *                                             1,100                   25

International Rectifier *                              900                   24

Artisan Components *(misc. symbol)                   1,000                   23

RF Micro Devices *(misc. symbol)                     3,700                   22

Monolithic Systems Technology *
(misc. symbol)                                       2,300                   21

ESS Technology *                                     2,100                   20

Microsemi *                                          1,200                   19

Atmel *                                              7,500                   19

Vitesse Semiconductor *(misc. symbol)                3,800                   19

Axcelis Technologies *                               3,014                   18

MKS Instruments *(misc. symbol)                      1,013                   18

Pericom Semiconductor *(misc. symbol)                1,900                   18

Skyworks Solutions *(misc. symbol)                   2,579      $            17

Exar *                                               1,100                   17

Power Integrations *(misc. symbol)                     700                   17

Mykrolis *                                           1,541                   16

DuPont Photomasks *(misc. symbol)                      800                   15

Lattice Semiconductor *(misc. symbol)                1,800                   15

Advanced Energy Industries *
(misc. symbol)                                       1,000                   14

Semtech *                                            1,000                   14

Kulicke & Soffa *                                    2,100                   13

TriQuint Semiconductor *                             3,190                   13

FEI *                                                  700                   13

Cohu                                                   800                   13

Oak Technology *                                     2,000                   12

Silicon Storage Technology *                         2,700                   11

LTX *(misc. symbol)                                  1,300                   11

Silicon Image *(misc. symbol)                        2,000                   11

Virage Logic *(misc. symbol)                         1,500                   11

Mattson Technology *(misc. symbol)                   3,500                   11

Chippac, Class A *(misc. symbol)                     1,400                   11

Helix Technology                                       800                   11

Actel *(misc. symbol)                                  500                   10

ATMI *(misc. symbol)                                   400                   10

Rudolph Technologies *(misc. symbol)                   600                   10

QuickLogic *                                         2,700                    9

Kopin *                                              1,400                    9

Semitool *                                           1,700                    8

Credence Systems *(misc. symbol)                       900                    8

Three-Five Systems *(misc. symbol)                   1,000                    7

Pixelworks *(misc. symbol)                           1,100                    7

Integrated Silicon Solution *                          900                    6

Sipex *(misc. symbol)                                1,100                    5

Cirrus Logic *                                       1,200                    5

Nanometrics *(misc. symbol)                            600                    4

Transmeta *                                          2,000                    3

Microtune *(misc. symbol)                              900                    3

ANADIGICS *(misc. symbol)                              800                    3

                                                                          7,250

Software  4.3%

Microsoft                                          214,950      $         5,505

Oracle *                                           103,000                1,238

Computer Associates                                 11,357                  253

VERITAS Software *                                   7,875                  226

Intuit *                                             4,400                  196

Electronic Arts *                                    2,600                  192

Adobe Systems                                        4,600                  148

Symantec *                                           2,800                  123

PeopleSoft *                                         6,000                  106

Siebel Systems *                                    10,000                   95

BMC Software *                                       5,000                   82

BEA Systems *                                        7,200                   78

Citrix Systems *                                     3,800                   77

Mercury Interactive *(misc. symbol)                  1,900                   73

Synopsys *                                           1,185                   73

Cadence Design Systems *                             4,800                   58

Fair Isaac (misc. symbol)                            1,115                   57

Compuware *                                          9,600                   55

Autodesk                                             3,000                   48

Macromedia *                                         2,080                   44

Reynolds & Reynolds, Class A                         1,400                   40

Hyperion Solutions *                                 1,170                   40

J. D. Edwards *                                      2,700                   39

Network Associates *                                 2,937                   37

Red Hat *                                            4,900                   37

SERENA Software *(misc. symbol)                      1,700                   35

Quest Software *(misc. symbol)                       2,800                   33

Mentor Graphics *                                    2,200                   32

Factset Research Systems (misc. symbol)                700                   31

Jack Henry & Associates                              1,700                   30

Macrovision *                                        1,500                   30

THQ *(misc. symbol)                                  1,650                   30

Activision *(misc. symbol)                           2,250                   29

Ansys *                                                900                   28

Sybase *                                             2,010                   28

RSA Security *(misc. symbol)                         2,600                   28

Legato Systems *(misc. symbol)                       3,300      $            28

Ansoft *                                             2,600                   28

Kronos *                                               500                   25

Borland Software *                                   2,600                   25

FileNet *                                            1,400                   25

EPlus *                                              2,300                   24

Micromuse *                                          3,000                   24

TIBCO Software *                                     4,700                   24

Advent Software *(misc. symbol)                      1,400                   24

Manhattan Associates *(misc. symbol)                   900                   23

Novell *                                             7,434                   23

Progress Software *                                  1,100                   23

Agile Software *                                     2,300                   22

Quality Systems *                                      800                   22

Documentum *(misc. symbol)                           1,100                   22

Ulticom *(misc. symbol)                              2,200                   21

Magma Design Automation *(misc. symbol)              1,200                   21

Informatica *                                        2,900                   20

Parametric Technology *                              6,400                   20

NetIQ *                                              1,168                   18

Evans & Sutherland Computer *                        3,100                   18

Nuance Communications *(misc. symbol)                3,200                   17

Embarcadero *(misc. symbol)                          2,300                   16

Ascential Software *(misc. symbol)                     975                   16

Renaissance Learning *(misc. symbol)                   700                   15

Barra *(misc. symbol)                                  400                   14

Verity *                                             1,100                   14

Wind River Systems *                                 3,572                   14

JDA Software Group *(misc. symbol)                   1,200                   13

OPNET Technologies *                                 1,100                   13

Secure Computing *(misc. symbol)                     1,500                   13

Sanchez Computer Associates *                        2,300                   12

QRS *(misc. symbol)                                  2,200                   12

WatchGuard Technologies *(misc. symbol)              2,400                   11

Concord Communications *                               800                   11

E.piphany *                                          2,125                   11

Vastera *                                            1,800                   11

NetScout Systems *                                   1,800      $            10

Infogrames *(misc. symbol)                           1,900                    8

MapInfo *(misc. symbol)                              1,100                    8

Roxio *(misc. symbol)                                1,013                    7

Manugistics Group *(misc. symbol)                    1,600                    7

Mercator Software *(misc. symbol)                    4,300                    6

Midway Games *(misc. symbol)                         1,339                    5

Witness Systems *(misc. symbol)                        900                    5

Aspen Technology *(misc. symbol)                       900                    4

Viewpoint Corporation *(misc. symbol)                2,500                    3

ONYX Software *(misc. symbol)                        1,000                    1

                                                                         10,011

Total Information Technology                                             36,521


MATERIALS  2.7%

Chemicals  1.4%

DuPont                                              19,209                  800

Dow Chemical                                        18,099                  560

Praxair                                              3,100                  186

Air Products and Chemicals                           4,200                  175

PPG Industries                                       3,300                  167

Ecolab                                               5,700                  146

Rohm & Haas                                          4,200                  130

Monsanto                                             4,880                  106

Sigma Aldrich                                        1,500                   81

International Flavors & Fragrances                   2,000                   64

Eastman Chemical                                     1,900                   60

Engelhard                                            2,400                   60

Cabot                                                1,500                   43

Valspar                                              1,000                   42

Scotts, Class A *                                      800                   40

Lyondell Chemical                                    2,700                   37

RPM                                                  2,300                   32

Cytec Industries *                                     900                   30

Ferro                                                1,300                   29

NL Industries (misc. symbol)                         1,600                   27

Airgas                                               1,600                   27

MacDermid                                            1,000      $            26

Hawkins Chemical                                     2,500                   25

FMC *                                                1,100                   25

Lubrizol                                               800                   25

H.B. Fuller                                          1,100                   24

Hercules *                                           2,300                   23

Crompton                                             3,000                   21

Georgia Gulf                                         1,000                   20

IMC Global                                           2,900                   20

Terra Nitrogen Com L.P.                              3,500                   18

Calgon Carbon (misc. symbol)                         3,100                   18

American Pacific *(misc. symbol)                     2,100                   16

W. R. Grace *                                        3,500                   15

Valhi (misc. symbol)                                 1,600                   15

Millennium Chemicals                                 1,600                   15

Spartech                                               700                   15

Great Lakes Chemical                                   700                   14

A. Schulman                                            600                   10

OMNOVA Solutions *                                   2,000                    8

Arch Chemicals                                         400                    8

Solutia                                              2,000                    4

                                                                          3,207

Construction Materials  0.1%

Vulcan Materials (misc. symbol)                      2,400                   89

Lafarge                                              1,400                   43

Martin Marietta Materials                            1,000                   34

Ameron International                                   600                   21

                                                                            187

Containers & Packaging  0.2%

Sealed Air *                                         1,700                   81

Pactiv *                                             3,400                   67

Ball                                                 1,200                   55

Smurfit-Stone Container *                            4,190                   54

Bemis                                                1,000                   47

Owens-Illinois *                                     3,000                   41

Sonoco Products                                      1,700                   41

Temple-Inland                                          900                   39

Crown Cork & Seal *                                  5,200                   37

Packaging Corp of America *                          2,000      $            37

Aptargroup                                             700                   25

Chesapeake Corp                                      1,000                   22

Myers Industries (misc. symbol)                      1,782                   17

Rock-Tenn, Class A                                     800                   13

Caraustar *                                          1,400                   11

Longview Fibre                                       1,100                    9

                                                                            596

Metals & Mining  0.6%

Alcoa                                               16,620                  424

Newmont Mining                                       8,500                  276

Freeport McMoRan Copper Gold, Class B
(misc. symbol)                                       3,500                   86

Nucor                                                1,500                   73

Phelps Dodge *                                       1,628                   62

USX-U.S. Steel Group                                 2,900                   47

Glamis Gold *(misc. symbol)                          3,800                   44

Peabody Energy                                       1,100                   37

Commercial Metals (misc. symbol)                     1,700                   30

Worthington Industries                               2,200                   30

Arch Coal (misc. symbol)                             1,246                   29

CONSOL Energy (misc. symbol)                         1,200                   27

Alliance Resource Partners (misc. symbol)            1,000                   27

Allegheny Technologies                               3,650                   24

Quanex                                                 700                   21

Massey (misc. symbol)                                1,500                   20

Carpenter Technology                                 1,200                   19

Ryerson Tull (misc. symbol)                          2,100                   18

Stillwater Mining *(misc. symbol)                    2,300                   12

AK Steel *                                           2,500                    9

GrafTech International *                             1,300                    7

                                                                          1,322

Paper & Forest Products  0.4%

International Paper                                  9,084                  325

Weyerhaeuser                                         4,000                  216

MeadWestvaco                                         3,852                   95

Georgia-Pacific                                      4,640                   88

Baltek Corp *                                        2,500                   38

Boise Cascade                                        1,500                   36

Louisiana Pacific *                                  3,100      $            34

Rayonier                                               900                   30

P.H. Glatfelter                                      1,800                   26

Bowater                                                700                   26

Wausau-Mosinee Paper                                 1,300                   14

Badger Paper Mills *                                 2,300                   13

FiberMark *                                          2,400                   11

Potlatch (misc. symbol)                                400                   10

Pope & Talbot (misc. symbol)                           700                    8

Buckeye Technologies *                               1,000                    7

                                                                            977

Total Materials                                                           6,289


TELECOMMUNICATION SERVICES  3.2%

Diversified Telecommunication Services  2.7%

Verizon Communications                              54,460                2,149

SBC Communications                                  64,897                1,658

BellSouth                                           36,900                  983

Alltel                                               6,500                  313

AT&T                                                15,923                  307

Sprint                                              18,500                  266

Qwest Communications International *                33,925                  162

Centurytel                                           2,475                   86

Citizens Communications *(misc. symbol)              6,440                   83

Level 3 Communications *(misc. symbol)               7,600                   51

Atlantic Tele Network                                1,600                   36

Commonwealth Telephone Enterprises *                   800                   35

Cincinnati Bell *(misc. symbol)                      5,248                   35

IDT *                                                1,300                   23

D&E Communications (misc. symbol)                    1,549                   18

General Communications, Class A *                    2,000                   17

Time Warner Telecom, Class A *
(misc. symbol)                                       2,400                   15

CT Communications (misc. symbol)                     1,200                   13

Covista Communications *                             2,900                    9

ITXC *                                               2,700                    7

US LEC, Class A *                                    1,600                    6

                                                                          6,272

Wireless Telecommunication Services  0.5%

AT&T Wireless *                                     52,966      $           435

Nextel Communications, Class A *                    21,100                  382

Sprint PCS *(misc. symbol)                          21,800                  125

Telephone and Data Systems                           1,100                   55

U. S. Cellular *                                     2,000                   51

Wireless Facilities *                                3,900                   46

Price Communications *                               2,262                   29

American Tower Systems, Class A *                    3,200                   28

Boston Communications Group *(misc. symbol)          1,500                   26

EMS Technologies *(misc. symbol)                     1,100                   15

Triton PCS Holdings, Class A *                       2,800                   14

Aether Systems *                                     2,350                   12

Centennial Communication, Class A *
(misc. symbol)                                       2,300                    9

Metro One Telecommunications *(misc. symbol)         1,750                    9

                                                                          1,236

Total Telecommunication Services                                          7,508


UTILITIES  3.0%

Electric Utilities  2.1%

Southern Company                                    13,900                  433

Dominion Resources                                   6,420                  413

Exelon                                               6,562                  392

FirstEnergy                                          6,060                  233

Entergy                                              4,400                  232

American Electric Power                              7,640                  228

FPL Group                                            3,300                  221

Public Service Enterprise                            4,700                  199

Progress Energy                                      4,130                  181

Consolidated Edison                                  3,700                  160

PG&E *                                               7,500                  159

PPL                                                  3,500                  150

Ameren                                               3,100                  137

TXU                                                  5,800                  130

DTE Energy                                           3,249                  126

CINergy                                              3,300                  121

XCEL Energy                                          7,630                  115

Constellation Energy Group                           3,200      $           110

Edison International *                               6,600                  108

Pinnacle West Capital                                1,900                   71

Potomac Electric Power                               3,200                   61

Wisconsin Energy                                     1,900                   55

CenterPoint Energy                                   6,400                   52

Teco Energy (misc. symbol)                           3,600                   43

DPL                                                  2,600                   41

NSTAR (misc. symbol)                                   900                   41

Puget Energy                                         1,700                   41

Public Service of New Mexico                         1,500                   40

Northeast Utilities                                  2,300                   39

Hawaiian Electric Industries                           800                   37

WPS Resources                                          900                   36

CMS Energy (misc. symbol)                            4,400                   36

Alliant (misc. symbol)                               1,800                   34

Allegheny Energy (misc. symbol)                      3,800                   32

OGE Energy                                           1,500                   32

Great Plains Energy                                  1,100                   32

CH Energy Group (misc. symbol)                         700                   32

Cleco (misc. symbol)                                 1,700                   29

IdaCorp (misc. symbol)                               1,100                   29

Empire District Electronics                          1,300                   28

Madison Gas & Electric                                 900                   28

Otter Tail (misc. symbol)                            1,000                   27

Unisource Energy                                     1,400                   26

United Illuminating (misc. symbol)                     600                   24

DQE                                                  1,600                   24

Central Vermont Public Service                       1,100                   22

El Paso Electric *(misc. symbol)                     1,700                   21

Texas Genco Holdings (misc. symbol)                    460                   11

                                                                          4,872

Gas Utilities  0.4%

Kinder Morgan                                        2,700                  148

Sempra Energy                                        4,351                  124

KeySpan                                              3,200                  113

NiSource                                             4,508                   86

NICOR (misc. symbol)                                 1,300                   48

Peoples Energy                                       1,000      $            43

Washington Gas & Light (misc. symbol)                1,500                   40

Piedmont Natural Gas Company
(misc. symbol)                                         900                   35

Southern Union *(misc. symbol)                       1,788                   30

Atmos Energy                                         1,100                   27

Southwestern Energy *                                1,800                   27

Laclede Gas                                          1,000                   27

NUI (misc. symbol)                                   1,300                   20

Cascade Natural Gas                                  1,000                   19

                                                                            787

Multi-Utilities & Unregulated Power  0.5%

Duke Energy                                         18,400                  367

El Paso Energy (misc. symbol)                       11,444                   92

Williams Companies                                  10,585                   84

AES *                                               11,155                   71

SCANA                                                1,968                   67

Questar                                              1,800                   60

National Fuel Gas Company                            2,000                   52

Equitable Resources                                  1,200                   49

Calpine *(misc. symbol)                              6,900                   46

Energy East                                          2,100                   44

MDU Resources Group                                  1,200                   40

Vectren                                              1,500                   38

ONEOK (misc. symbol)                                 1,900                   37

Western Resources                                    2,200                   36

Avista (misc. symbol)                                2,400                   34

Reliant Resources *                                  5,437                   33

Dynegy, Class A *                                    6,836                   29

Sierra Pacific Resources *(misc. symbol)             4,700                   28

Mirant *(misc. symbol)                               8,837                   26

NorthWestern (misc. symbol)                          3,200                    6

Aquila (misc. symbol)                                2,400                    6

                                                                          1,245

Water Utilities  0.0%

Philadelphia Suburban                                1,575                   39

California Water Service Group
(misc. symbol)                                         900                   25

                                                                             64

Total Utilities                                                           6,968

Total Common Stocks (Cost  $248,110)                                    227,122

Short-Term Investments  3.5%

U.S. Treasury Obligations 0.4%

U.S. Treasury Bills, 0.81%, 12/26/03 **          1,000,000      $           996

                                                                            996

Money Market Funds  3.1%

T. Rowe Price Reserve Investment Fund,
1.16% #                                          7,245,528                7,246

                                                                          7,246

Total Short-Term Investments (Cost  $8,242)                               8,242


Securities Lending Collateral 5.8%

Money Market Trust 5.8%

State Street Bank and Trust Company of
New Hampshire, N.A. Securities Lending
Quality Trust units                             13,610,164               13,610

Total Securities Lending Collateral
(Cost $13,610)                                                           13,610

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials
                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities

106.0% of Net Assets (Cost $269,962)                               $    248,974

Futures Contracts

                                       Contract     Unrealized
                     Expiration           Value     Gain (Loss)
                     ----------        --------     -----------
                                            In thousands
Long, 23 S&P 500
Stock Index
contracts,
$328,000 of U.S.
Treasury Bills
pledged as
initial margin       9/03                $5,597           $(63)

Long, 5 S&P Mini
500 Stock Index
contracts, $14,000
of U.S. Treasury
Bills pledged as
initial margin       9/03                   243             (3)

Long, 3 S&P Mid-Cap
400 Stock Index
contracts, $36,000
of U.S. Treasury
Bills pledged as
initial margin       9/03                   720            (18)

Long, 1 NASDAQ 100
Index contracts,
$9,000 of U.S.
Treasury Bills
pledged as
initial margin       9/03                   120             (4)

Long, 4 Russell 2000
Index contracts,
$48,000 of U.S.
Treasury Bills
pledged as
initial margin       9/03                   897            (10)

Net payments
(receipts)
of variation
margin to date                                              99

Variation margin
receivable (payable)
on open futures contracts                                                     1

Other Assets Less Liabilities

Including $13,610 obligation to return
securities lending collateral                                           (14,072)

NET ASSETS                                                         $    234,903
                                                                   ------------

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Net Assets Consist of:

Undistributed net investment income (loss)                         $      1,225

Undistributed net realized gain (loss)                                  (19,099)

Net unrealized gain (loss)                                              (21,086)

Paid-in-capital applicable to
23,409,556 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                  273,863

NET ASSETS                                                         $    234,903
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      10.03
                                                                   ------------


#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at June 30, 2003 -
     See Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $    1,514

  Income distributions from mutual funds                           43

  Securities lending                                               13

  Interest                                                          5

  Total income                                                  1,575

  Investment management and administrative expense                385

Net investment income (loss)                                    1,190

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                     (551)

  Futures                                                       1,263

  Net realized gain (loss)                                        712

Change in net unrealized gain (loss)

  Securities                                                   24,357

  Futures                                                         (55)

  Change in net unrealized gain (loss)                         24,302

Net realized and unrealized gain (loss)                        25,014

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   26,204
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         1,190      $         2,078

  Net realized gain (loss)                             712              (13,329)

  Change in net
  unrealized gain (loss)                            24,302              (32,949)

  Increase (decrease) in
  net assets from operations                        26,204              (44,200)

Distributions to shareholders

  Net investment income                               --                 (2,043)

Capital share transactions *

  Shares sold                                       56,275               59,944

  Distributions reinvested                            --                  1,940

  Shares redeemed                                  (15,263)             (45,738)

  Redemption fees received                               7                    2

  Increase (decrease) in net
  assets from capital
  share transactions                                41,019               16,148

Net Assets

Increase (decrease) during period                   67,223              (30,095)

Beginning of period                                167,680              197,775

End of period                              $       234,903      $       167,680
                                           ---------------      ---------------

*Share information

  Shares sold                                        6,263                5,897

  Distributions reinvested                            --                    215

  Shares redeemed                                   (1,669)              (4,581)

  Increase (decrease) in
  shares outstanding                                 4,594                1,531

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

Short-term debt securities are valued at amortized cost, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $13,227,000; aggregate collateral consisted of $13,610,000 in the money market pooled trust and U.S. government securities valued at $10,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $39,589,000 and $1,306,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $515,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $19,339,000 of unused capital loss carryforwards, of which $6,280,000 expire in 2009, and $13,059,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $269,962,000. Net unrealized loss aggregated $21,086,000 at period-end, of which $23,529,000 related to appreciated investments and $44,615,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $106,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $43,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003